Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
Without Sales Load [Member] | C000129315
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%	5.30%	2.56%		2.09%
Without Sales Load [Member] | C000198747
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%	4.95%	2.33%	1.84%
Without Sales Load [Member] | C000119004
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	5.37%	2.64%		2.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	2.07%	(0.60%)		1.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	2.07%	(0.60%)	1.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%	2.07%	(0.60%)		1.19%
ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	5.27%	2.61%		1.94%
ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	5.27%	2.61%	1.94%
ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	5.27%	2.61%		1.94%